CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash	$ 623,854	$ 172,186	$ 94,414
Prepaid	17,442	82,816	11,000
Total current assets	641,696	255,002	105,414
Total assets	641,296	255,002	105,414
Current liabilities:
Accounts payable and accrued liabilities	483,751	498,122	776,890
Convertible note- net of discount	125,000	389,591	0
Accrued liabilities- related party	2,179	0
Derivative liability	0	663,426	0
Total current liabilities	610,930	1,551,139	776,890
Total liabilities	610,930	1,551,139	776,890
Commitments and Contingencies		0	0
Stockholders' equity:
Preferred stock, $0.001 par value, 50,000,000 authorized, none issued and outstanding. respectively	0	0	0
Common stock, $0.001 par value; 500,000,000 authorized, 168,729,565 and 131,764,348 issued and outstanding, respectively	168,729	131,764	111,313
Additional paid-in capital	23,609,519	20,194,874	18,039,017
Accumulated deficit	(23,747,881)	(21,622,775)	(18,821,806)
Total stockholders' equity (deficit)	30,367	(1,296,137)	(671,476)
Total liabilities and stockholders' equity (deficit)	$ 641,296	$ 255,002	$ 105,414